DEBT - Credit Facilities Narrative (Details)				1 Months Ended		12 Months Ended
	Aug. 30, 2018	Jun. 30, 2018 USD ($)	Jun. 24, 2018 USD ($)	Mar. 31, 2016	Jul. 31, 2013 USD ($) newbuild tranche	Dec. 31, 2018 USD ($) vessel	Apr. 30, 2018 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Secured Debt | Golar Crystal Facility
Debt Instrument [Line Items]
Face amount							$ 101,000,000
Maturity period of debt				10 years
Secured Debt | Hilli Lessor VIE
Debt Instrument [Line Items]
Face amount		$ 840,000,000
Maturity period of debt		10 years
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 87,500,000.0
Basis spread on variable rate						2.25%
Maturity term						5 years
Final payment amount						$ 52,800,000
Secured Debt | Golar Viking facility
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 62,500,000.0
Basis spread on variable rate						2.50%
Maturity term						5 years
Final payment amount						$ 37,800,000
Secured Debt | FLNG Hilli facility
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 700,000,000
Percentage of initial project budget						60.00%
Interest rate						6.25%
Term of sale leaseback transaction	10 years
Secured Debt | $1.125 billion newbuild facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 1,125,000,000.000	$ 1,125,000,000.000
Balance outstanding under pre-delivery facility						$ 173,700,000
Number of vessels					8	2
Description of variable rate basis						LIBOR
Number of tranches | tranche					3
Secured Debt | $449 million newbuild facility | Line of Credit
Debt Instrument [Line Items]
Maturity term						12 years
Percentage guaranteed						95.00%
Shareholder Notes Payable | K-Sure Tranche
Debt Instrument [Line Items]
Interest rate						2.10%
Shareholder Notes Payable | KEXIM Tranche
Debt Instrument [Line Items]
Interest rate						2.75%
Affiliated Entity | Secured Debt | Hilli Lessor VIE
Debt Instrument [Line Items]
Face amount		$ 120,000,000
Hilli / CSSC | Affiliated Entity | Secured Debt | FLNG Hilli facility
Debt Instrument [Line Items]
Repayments of related party debt			$ 640,000,000
Face amount			$ 960,000,000